Property, Plant & Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant & Equipment

	Property Acquisition costs	Mineral properties	Plant and equipment	Construction in Progress	Total
Cost
At January 1, 2016	101,226	244,289	655,440	747	1,001,702
Additions	—	17,404	—	2,394	19,798
Rehabilitation cost asset	—	(27,870)	—	—	(27,870)
Capitalized interest [1]	—	5,219	—	—	5,219
Disposals	—	—	(838)	—	(838)
Foreign exchange translation	(2,822)	(214)	(150)	—	(3,186)
Transfers between categories	—	—	1,683	(1,683)	—

At December 31, 2016	98,404	238,828	656,135	1,458	994,825
Additions	—	84,641	10,696	21,030	116,367
Rehabilitation cost asset	—	8,350	—	—	8,350
Capitalized interest [1]	—	2,602	—	—	2,602
Disposals	—	—	(6,924)	—	(6,924)
Foreign exchange translation	(6,026)	(783)	(315)	—	(7,124)
Transfers between categories	—	—	19,760	(19,760)	—

At December 31, 2017	92,378	333,638	679,352	2,728	1,108,096

Accumulated depreciation
At January 1, 2016	—	67,581	139,363	—	206,944
Depreciation[2]	—	29,076	28,743	—	57,819
Disposals	—	—	(146)	—	(146)

At December 31, 2016	—	96,657	167,960	—	264,617
Depreciation[2]	—	20,033	29,472		49,505
Impairment	—	—	3,551	—	3,551
Disposals	—	—	(6,842)	—	(6,842)

At December 31, 2017	—	116,690	194,141	—	310,831

Net book value
At December 31, 2016	98,404	142,171	488,175	1,458	730,208

At December 31, 2017	92,378	216,948	485,211	2,728	797,265

[1]	Interest related to the Florence Copper Project was capitalized until June 2017 at an annual rate of 11% (2016: 11%).
[2]	Depreciation included in cost of sales for 2017 and 2016 of $47,722 and $52,939 respectively.